Average Annual Total Returns		12 Months Ended	27 Months Ended
	Jun. 20, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		17.49%	20.82%
FTSE Global Core Infrastructure 50/50 Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Global Core Infrastructure 50/50 Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		9.53%	6.19%
Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		6.04%	8.15%
Performance Inception Date	Sep. 22, 2022
Global Sustainable Listed Infrastructure Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.55%	6.13%
Global Sustainable Listed Infrastructure Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.52%	5.81%